Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans, past due	$ 8,239	$ 5,985
Loans, current	211,491	198,331
Loans	219,730	204,316
Loans > 90 days and accruing	928	881
The 30 to 89 Days Delinquent [Member]
Loans, past due	7,061	2,915
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	1,178	3,070
Real Estate Portfolio Segment [Member]
Loans	196,095	192,224
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans, past due	1,278	1,093
Loans, current	5,325	4,588
Loans	6,603	5,681
Loans > 90 days and accruing		423
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,096	670
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	182	423
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans, past due	1,327	1,306
Loans, current	46,034	50,527
Loans	47,361	51,833
Loans > 90 days and accruing		217
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	1,259	969
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	68	337
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans, past due	371	313
Loans, current	23,596	21,402
Loans	23,967	21,715
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	371	313
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans, past due	2,618	746
Loans, current	101,201	91,488
Loans	103,819	92,234
Loans > 90 days and accruing	548	241
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	2,070	505
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	548	241
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, past due	2,231	2,476
Loans, current	7,767	13,156
Loans	9,998	15,632
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	2,231	407
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due		2,069
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, past due	31	51
Loans, current	4,316	5,078
Loans	4,347	5,129
Loans > 90 days and accruing
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	31	51
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due
Commercial Portfolio Segment [Member]
Loans, past due	383
Loans, current	23,233	11,954
Loans	23,616	11,954
Loans > 90 days and accruing	380
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due	3
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	380
Consumer Portfolio Segment [Member]
Loans, past due
Loans, current	19	138
Loans	19	138
Loans > 90 days and accruing
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans, past due
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due